Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

German American Capital Corporation

Deutsche Bank Securities Inc.

Societe Generale Financial Corporation

SG Americas Securities, LLC

BBVA Securities Inc.

Desjardins Securities Inc.

Scotia Capital (USA) Inc.

U.S. Bancorp Investments, Inc.

(collectively, the “Specified Parties”)

Re:	BX Trust 2025-LIFE (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-LIFE (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 8 May 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 May 2025

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a portion of a fixed rate commercial mortgage loan (the “Senior Trust Notes” and “Junior Notes,” respectively, and collectively, the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and certain other promissory notes (collectively, the “Companion Loans,” together with the Senior Trust Notes, the “Senior Notes,” and the Senior Notes together with the Junior Notes, the “Whole Loan”),
c.	The Companion Loans will not be assets of the Issuing Entity and are pari passu in right of payment to the Senior Trust Notes and will be senior in right of payment to the Junior Notes and
d.	The Whole Loan will be secured by first priority mortgage liens on a portfolio of commercial properties (each a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Senior Trust Notes, Junior Notes, Companion Loans and Properties that is expected to be as of 2 June 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 5

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Senior Trust Notes, Junior Notes, Companion Loans and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date or ARD,

as shown on the Final Data File, we recalculated the “Original Mortgage Loan Term” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Whole Loan (the “Original Mortgage Loan Amortization Term”) and
ii.	Remaining amortization term of the Whole Loan (the “Remaining Mortgage Loan Amortization Term”),
b.	Use the “Original Mortgage Loan Term,” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Whole Loan,
c.	Use the “Original Whole Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Whole Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Loan Amount”) and
ii.	Principal balance of the Whole Loan and each Property as of the “Initial Maturity Date or ARD” of the Whole Loan (the “Maturity Date Whole Loan Balance”),
d.	Use the “Original In-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Senior Trust Notes and each Property as of the Reference Date (the “Cut-off Date In-Trust A Mortgage Balance”) and
ii.	Principal balance of the Senior Trust Notes and each Property as of the “Initial Maturity Date or ARD” of the Whole Loan (the “In-Trust A Maturity Mortgage Balance”),
e.	Use the “Original Non-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Companion Loans and each Property as of the Reference Date (the “Cut-off Date Non-Trust A Mortgage Balance”) and
ii.	Principal balance of the Companion Loans and each Property as of the “Initial Maturity Date or ARD” of the Whole Loan (the “Non-Trust A Maturity Mortgage Balance”) and
f.	Use the “Original In-Trust B Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Junior Notes and each Property as of the Reference Date (the “Cut-off Date In-Trust B Mortgage Balance”) and
ii.	Principal balance of the Junior Notes and each Property as of the “Initial Maturity Date or ARD” of the Whole Loan (the “In-Trust B Maturity Mortgage Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-off Date Allocated Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-off Date Allocated Loan Amount” of the Whole Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9.	Using the:
a.	Original Whole Loan Balance,
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Mortgage Loan Debt Service and
ii.	Annual Mortgage Loan Debt Service

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Whole Loan as 1/12th of the product of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Whole Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service.”

10.	Using the:
a.	Cut-off Date Allocated Loan Amount,
b.	Maturity Date Whole Loan Balance,
c.	Annual Mortgage Loan Debt Service,
d.	Appraised Value,
e.	Underwritten In-Place NOI,
f.	Underwritten In-Place NCF and
g.	Total Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-Off Date LTV,
ii.	Mortgage Loan Maturity Date LTV,
iii.	Mortgage Loan Underwritten As-Is NOI DY,
iv.	Mortgage Loan Underwritten As-Is NCF DY,
v.	Mortgage Loan Underwritten As-Is NOI DSCR,
vi.	Mortgage Loan Underwritten As-Is NCF DSCR and
vii.	Cut-off Date Allocated Loan Amount Per Square Foot

of the Whole Loan, and with respect to vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Cut-off Date Allocated Loan Amount Per Square Foot” of the Whole Loan and each Property, the Depositor instructed to use the sum of the applicable commercial square footage and parking square footage, as shown in the applicable Source Document(s), in place of the “Total Square Feet” characteristic.

Attachment A Page 5 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through vi. above to two decimal places.

11.	Using the:
a.	Total Square Feet,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed above to the nearest 1/10th of one percent.

12.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee,
d.	CREFC Fee and
e.	EU Reporting Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	7 May 2025

Promissory Notes (see Note 1)	15 April 2025

Cash Management Agreement (see Note 1)	7 May 2025

Mortgage Loan Environmental Indemnity Agreement (see Note 1)	15 April 2025

Deposit Account Control Agreement (see Note 1)	15 April 2025

Guaranty Agreement (see Note 1)	8 May 2025

Non-Consolidation Opinion (see Note 1)	15 April 2025

Co-Lender Agreement (see Note 1)	21 April 2025

Mortgage Loan Agreement Schedules and Exhibits (see Note 1)	7 May 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	3 April 2025

Engineering Reports	24 April 2025

Phase I Environmental Reports	2 April 2025

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 April 2025

Assignment of Management Agreement (see Note 1)	15 April 2025

Property Management Agreements	12 March 2021

Parking Facility Management Agreements	1 December 2020

Parking Facility Management Agreement Amendments	26 February 2025

Assignment of Parking Management Agreement (see Note 1)	15 April 2025

Exhibit 1 to Attachment A Page 2 of 3

Property Source Documents (continued)

Source Document Title	Source Document Date

Form of Excess Cash Flow Guaranty Agreement (see Note 1)	1 May 2025

Insurance Risk Analysis	28 April 2025

Lease Agreements	Various

Lease Abstracts	Not Dated

Lease Abstract Tape	Not Dated

Lease Amendments	Various

Financing Memorandum	Not Dated

Post Closing Obligations Agreement (see Note 1)	15 April 2025

Pro Forma Title Policies	Not Dated

Participation Rent Agreement	12 March 2021

Dark & Sublease Support	Not Dated

Ground Lease Agreements	Various

Ground Lease Agreement Amendments	Various

Ground Lease Abstracts	Not Dated

Market and Submarket Reports	Various

Cost Basis Support	Not Dated

Ground Lease Rent Calculations Support	Not Dated

Historical Occupancy Support	Not Dated

Tenant Investment Support	Not Dated

Parking SF Support	Not Dated

Sub-Tenants Rent Support	Not Dated

Tenant Tenure Support	Not Dated

Exhibit 1 to Attachment A Page 3 of 3

Property Source Documents (continued)

Source Document Title	Source Document Date

Historical NOI Support	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Class	Appraisal Report
Year Built	Engineering Report
Year Renovated	Engineering Report
Property Manager	Property Management Agreement
MSA	Appraisal Report
Market	Appraisal Report
Submarket	Appraisal Report
Parking Spaces	Appraisal Report
Lab / Life Science Square Footage	Underwritten Rent Roll
Storage Square Footage	Underwritten Rent Roll
Office Square Footage	Underwritten Rent Roll
Total Square Feet	Underwritten Rent Roll
Most Recent Total Occupancy %	Underwritten Rent Roll
Most Recent Lab / Life Science Occupancy %	Underwritten Rent Roll
Most Recent Storage Occupancy %	Underwritten Rent Roll
Most Recent Office Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report or Portfolio Appraisal Report
Appraisal Cap Rate	Appraisal Report or Portfolio Appraisal Report
Appraisal Firm	Appraisal Report or Portfolio Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report or Portfolio Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information:

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant UW Base Rent 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant UW Base Rent 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant UW Base Rent 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant UW Base Rent 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5	Underwritten Rent Roll
Tenant UW Base Rent 5	Underwritten Rent Roll

Underwriting Information:

Characteristic	Source Document(s)

2022 Effective Gross Income	Underwriter’s Summary Report
2022 Expense Total	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2023 Effective Gross Income	Underwriter’s Summary Report
2023 Expense Total	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2024 Effective Gross Income	Underwriter’s Summary Report
2024 Expense Total	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expense Total	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
Underwritten In-Place Effective Gross Income	Underwriter’s Summary Report
Underwritten In-Place Expense Total	Underwriter’s Summary Report
Underwritten In-Place NOI	Underwriter’s Summary Report
Underwritten In-Place Replacement Reserves	Underwriter’s Summary Report
Underwritten In-Place TI/LC	Underwriter’s Summary Report
Underwritten In-Place NCF	Underwriter’s Summary Report
Underwritten In-Place Economic Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Required Repairs	Mortgage Loan Agreement
Initial Tax Reserve	Mortgage Loan Agreement
Monthly Tax Reserve	Mortgage Loan Agreement
Tax Reserve Cap	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Monthly Insurance Reserve	Mortgage Loan Agreement
Insurance Reserve Cap	Mortgage Loan Agreement
Initial Replacement Reserves	Mortgage Loan Agreement
Monthly Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial Rollover Reserve	Mortgage Loan Agreement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Initial Ground Rent Reserve	Mortgage Loan Agreement
Monthly Ground Rent Reserve	Mortgage Loan Agreement
Ground Rent Reserve Cap	Mortgage Loan Agreement
Initial Unfunded Obligations Reserve	Mortgage Loan Agreement Schedules and Exhibits
Monthly Unfunded Obligations Reserve	Mortgage Loan Agreement
Unfunded Obligations Reserve Cap	Mortgage Loan Agreement
Other Reserve Type	Mortgage Loan Agreement
Other Reserve Initial Deposit	Mortgage Loan Agreement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement
Other Reserve Springing Trigger	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Whole Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
ARD Loan (Y/N)	Mortgage Loan Agreement
Final Maturity Date	Mortgage Loan Agreement
ARD Rate Step	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Future Funding Provisions	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type	Mortgage Loan Agreement and Cash Management Agreement
Cash Management	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement
Additional Debt Type	Mortgage Loan Agreement
Ownership Interest	Pro Forma Title Policy
Ground Lease? (Y/N)	Ground Lease Abstract
Ground Lease Expiration Date	Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease Abstract
Annual Ground Lease Payment	Ground Lease Abstract
Ground Lease Escalation Terms	Ground Lease Abstract
Non-Consolidation Letter	Non-Consolidation Opinion
Guarantor	Guaranty Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the space which has the largest square footage, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date or ARD.”

5.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s) and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

7.	For the purpose of comparing the “Appraised Value,” “Appraisal Cap Rate” and “Date of Appraisal (Valuation Date)” characteristics for the Whole Loan, the Depositor instructed us to use the “Portfolio Value” appraised value and corresponding appraisal cap rate and appraisal date, respectively, all as shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value,” “Appraisal Cap Rate” and “Date of Appraisal (Valuation Date)” characteristics for each Property, the Depositor instructed us to use the individual “as is” appraised value and corresponding appraisal cap rate and appraisal date for each Property, respectively, all as shown in the applicable appraisal report Source Document, even though the sum of the individual “as is” appraised values of the Properties does not equal the “Appraised Value” that is shown on the Preliminary Data File for the Whole Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Number
Loan / Property
Property Name
Property Count
Loan Purpose
Sponsors
Prepayment String
Appraisal Type
Seismic Zone
Seismic Report Date
Seismic Firm
Seismic PML %
Phase II Date
Origination Date
Original Whole Loan Balance
Original In-Trust A Mortgage Balance
Original Non-Trust A Mortgage Balance
Original In-Trust B Mortgage Balance
Mortgage Loan Interest Rate
Letter of Credit
Description of LOC
Master Servicer
Primary Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee
EU Reporting Fee
First Payment Date
Initial Maturity Date or ARD

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.